Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Reserves
Reconciliation of reserves

	2019	2018	2017
	$m	$m	$m
Cumulative translation differences included within retained earnings
At 1 January	(2,007)	(1,017)	(2,028)
Foreign exchange arising on consolidation	40	(450)	536
Exchange adjustments on goodwill (recorded against other reserves)	(5)	(12)	18
Foreign exchange arising on designating borrowings in net investment hedges[1]	(252)	(520)	505
Fair value movement on derivatives designated in net investment hedges	35	(8)	(48)
Net exchange movement in retained earnings	(182)	(990)	1,011
At 31 December	(2,189)	(2,007)	(1,017)
1.

Foreign exchange arising on designated borrowings in net investment hedges includes $(5)m in respect of designated bonds and $(247)m in respect of designated contingent consideration liabilities. The change in value of designated contingent consideration liabilities relates to $(174)m in respect of BMS’ share of Global Diabetes Alliance, $11m in respect of Almirall, $(1)m in respect of Definiens and $(83)m in relation to the put option liability in Acerta Pharma.